Stock-Based Compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 300,000
Percentage of stock option exercised	100
Options, Grants in Period, Weighted Average Fair Value | $ / shares	$ 0.64	$ 2.24
Fair Values of Stock Options, Vested, Total | $	$ 618,157	$ 1,150,320
Number of options vest purchase | shares	0
2020 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant | shares	8,650,000
2011 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option, aggregate grant date fair value | $	$ 536,965	$ 484,669
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units outstanding | shares	0	0
2011 Plan and 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation of unvested options | $	$ 196,977
Number of options vest purchase | shares	869,887	215,898
Expected to Recognize, Remaining Weighted-Average Period	1 year 7 months 20 days